UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     November 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,255,249 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101     2783   100000 SH       SOLE                   100000        0        0
ALCON INC                      COM SHS          H01301102    35361   255000 SH       SOLE                   255000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    49283  1700000 SH       SOLE                  1700000        0        0
BLOCK H & R INC                COM              093671105    13785   750000 SH  CALL SOLE                   750000        0        0
BLOCK H & R INC                COM              093671105    71682  3900000 SH       SOLE                  3900000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    16436  1400000 SH       SOLE                  1400000        0        0
COVIDIEN PLC                   SHS              G2554F105    89570  2070502 SH       SOLE                  2070502        0        0
DIRECTV GROUP INC              COM              25459L106    11032   400000 SH  CALL SOLE                   400000        0        0
DIRECTV GROUP INC              COM              25459L106    69885  2533900 SH       SOLE                  2533900        0        0
ELECTRONIC ARTS INC            COM              285512109    29528  1550000 SH       SOLE                  1550000        0        0
FISERV INC                     COM              337738108     7230   150000 SH       SOLE                   150000        0        0
GATX CORP                      COM              361448103      699    25000 SH       SOLE                    25000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     3406   200000 SH       SOLE                   200000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    18379   845400 SH       SOLE                   845400        0        0
HEWITT ASSOCS INC              COM              42822Q100    75592  2075000 SH       SOLE                  2075000        0        0
INGERSOLL-RAND PLC             SHS              G47791101    12268   400000 SH       SOLE                   400000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     1074    50000 SH       SOLE                    50000        0        0
KIMBERLY CLARK CORP            COM              494368103     2949    50000 SH       SOLE                    50000        0        0
MCDERMOTT INTL INC             COM              580037109    42959  1700000 SH       SOLE                  1700000        0        0
MERCK & CO INC                 COM              589331107    46338  1465000 SH       SOLE                  1465000        0        0
MF GLOBAL LTD                  SHS              G60642108    25445  3500000 SH       SOLE                  3500000        0        0
MICROSOFT CORP                 COM              594918104     1286    50000 SH       SOLE                    50000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    36529   750400 SH       SOLE                   750400        0        0
MONSTER WORLDWIDE INC          COM              611742107     7866   450000 SH       SOLE                   450000        0        0
NBTY INC                       COM              628782104    75202  1900000 SH       SOLE                  1900000        0        0
NRG ENERGY INC                 COM NEW          629377508    28190  1000000 SH       SOLE                  1000000        0        0
NYSE EURONEXT                  COM              629491101     8667   300000 SH       SOLE                   300000        0        0
PETSMART INC                   COM              716768106    18488   850000 SH       SOLE                   850000        0        0
PFIZER INC                     COM              717081103    85938  5192600 SH       SOLE                  5192600        0        0
SCHERING PLOUGH CORP           COM              806605101    27722   981326 SH       SOLE                   981326        0        0
SMUCKER J M CO                 COM NEW          832696405    66263  1250000 SH       SOLE                  1250000        0        0
SYMANTEC CORP                  COM              871503108    44469  2700000 SH       SOLE                  2700000        0        0
TORCHMARK CORP                 COM              891027104    52420  1207000 SH       SOLE                  1207000        0        0
TORCHMARK CORP                 COM              891027104    19544   450000 SH  PUT  SOLE                   450000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    45153   900000 SH       SOLE                   900000        0        0
WABCO HLDGS INC                COM              92927K102    18900   900000 SH       SOLE                   900000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     6486   300000 SH       SOLE                   300000        0        0
WESTERN UN CO                  COM              959802109    49192  2600000 SH       SOLE                  2600000        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    37250  1320000 SH       SOLE                  1320000        0        0